Undiscovered Managers Behavioral Value Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	10.24%	11.64%	9.88%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	10.20%	8.40%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.76%	9.02%	7.65%